Intangible Assets and Impairment Testing	12 Months Ended
Dec. 31, 2023
Intangible Assets and Impairment Testing
Intangible Assets and Impairment Testing

Note 15 Intangible Assets and Impairment Testing

Material accounting policy - intangible assets

Research and development expenses

Development expenditures are recognized as an intangible asset when related development projects meet the criteria for capitalization. The most important criteria for capitalization are that the final product of the development process will generate future economic benefits or the ability of cost-savings capacity, including the technical feasibility of completing the intangible asset. Research and development expense are otherwise recognized as operating expenses. Full market approval has not yet been obtained for the Group’s products and, accordingly, the Group deems that the conditions for capitalizing development expenditures are not met.

Amortization

Until full regulatory market approval has been granted, amortization will not commence in respect of "Licenses and similar rights" that are separately acquired. Following market approval from regulatory authorities, “Licenses and Similar Rights” will be amortized on a straight-line basis over the expected useful life. The Group’s expected finite useful lives are: – Licenses and similar rights – 6-15 years

Impairment of intagible assets

The Group bases its impairment measurement on intangible assets on a probability-adjusted cash flow model. The value of licenses is measured by estimating the expected future cash flows and present value adjustments to take into account the development risk. The valuation takes into account cash flow from potential commercialization during the expected useful life and does not include calculation of any residual value thereafter. The most critical assumptions mainly consist of assumptions about the timing of potential commercialization, market size, market share and probability of reaching the market.

When assessing the impairment requirement for goodwill, this is grouped at the lowest levels for which there are separately identifiable cash flows. Calliditas has made the assessment that the Group’s operations as a whole comprise a cash-generating unit.

Significant accounting judgments, estimates and assumptions - intangible assets

The Group’s intangible assets are attributable to the Group acquiring the rights to the NOX platform, as well as goodwill in connection with the acquisition of Genkyotex SA. For goodwill and intangible assets not yet available for use the Group assesses for impairment at each reporting date based on their recoverable amounts, including key assumptions such as the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rates.

Goodwill and intangible assets, not yet available for use

The Group conducts impairment testing, at least annually, for goodwill and intangible assets not yet available for use. The recoverable amount of the cash-generating unit is determined by calculating the value in use. This calculation requires certain judgments and assumptions to be made. As of December 31, 2023, the Group’s goodwill amounted to SEK 48,584 and other intangible assets amounted to SEK 430,754.

Capitalization expenditures for the development

The Group capitalizes expenditures for the development of pharmaceuticals to the extent that it is expected to meet the criteria in accordance with IAS 38 — Intangible Assets. The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). The Group’s expenditures for the development of pharmaceuticals were not deemed to meet the capitalization criteria for the year ended December 31, 2023, and was thus expensed. Capitalization of expenditures are generally made in late stage of the development, for example after full approval, depending on when the criteria are deemed to have been met. The reason for this is that before then it is uncertain whether the expenditure will generate future economic benefits and that financing the completion of the asset is not yet guaranteed.

US Food and Drug Administration (FDA) has granted accelerated approval for TARPEYO® in the U.S. and the European Commission has granted conditional marketing authorization for Kinpeygo® in Europe (EEA). Continued approval may be contingent upon verification and description of clinical benefit in a confirmatory clinical trial and, accordingly, the conditions for capitalizing development expenditures may change to be reflected in the assumptions when they occur.

	December 31,
	2023	2022
Licenses and similar rights
Cost at opening balance	468,711	390,166
Disposal for the year	(62,697)	—
Exchange differences on translation	24,740	78,545
Cost at closing balance	430,754	468,711

Impairment
Impairment at opening balance	(30,654)	(27,975)
Impairment	(32,132)	—
Disposal for the year	62,697	—
Exchange differences on translation	89	(2,679)
Impairment at closing balance	—	(30,654)

Net book value	430,754	438,057

Goodwill
Cost at opening balance	45,784	37,227
Exchange differences on translation	2,800	8,557
Cost at closing balance	48,584	45,784

Intangible assets consist of licenses and similar rights of SEK 430,754 and goodwill of SEK 48,584 as of December 31, 2023.

Intangible assets are from the acquisition of the NOX-platform and associated goodwill. The net book value of the NOX-platform amounts to SEK 430,753 as of December 31, 2023. The NOX-platform constitutes a technology, including the lead compound setanaxib, enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The estimated fair value of the NOX platform was determined using the discounted cash flow (DCF) method, adjusted for the likelihood of occurrence. During the year, an impairment of SEK 32.1 million was recognized, and was related to the in-licensing Budenofalk. The decision to close was attributed to regulatory challenges.

Impairment Testing

Goodwill

The assessment of the value of the Group’s goodwill is based on the fair value less cost of disposals for the smallest cash-generating unit, which for Calliditas is deemed to be the full Group. The impairment measurement is based on a probability-adjusted cash flow model, measured at Level 3 of the fair value hierarchy, where the most critical assumptions mainly consist of assumptions about the timing of potential commercialization, market size, market share and probability of reaching the market. The period for the forecast cash flow extends to 2035, where no terminal growth rate has been taken into account. As of December 31, 2023, the Group’s goodwill amounted to SEK 48,584. There is no impairment for the year ended December 31, 2023.

The following table shows the discount rate used before tax:

	Year Ended December 31,
Parameter, %	2023	2022
Discount rate Goodwill	12.2	12.0

Intangible assets, not yet available for use

These assets consist of the NOX platform, which are tested, at least, annually for impairment requirement. The assessment of the value of the technology and the rights is based on the fair value less cost of disposals of the assets. The fair value less cost of disposals is based on cash flows that are expected to be generated over the remaining life of the asset.

The following table shows the discount rate used before tax:

	Year Ended December 31,
Parameter, %	2023	2022
Discount rate NOX platform	12.2	12.0

When the technology and the rights are tested for impairment requirement, a number of assumptions are made, where the most critical assumptions mainly consist of the timing of potential commercialization, market size, market share, probability of reaching the market and the discount rate. The earlier in the chain of development the project is, the higher the risk. As it passes through the defined phases of development, the likelihood of reaching the market increases. The review of the technology and the rights showed no impairment requirement except for impairment of Budenofalk 3 mg oral capsule amounted to SEK 32,132.